Employee Benefit Plan, Description of Plan (Narrative) (Details) - EBP-58-1533433-004 [BSSP] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Dividend distribution to participants	$ 264,246
EBP, Participant-Directed
EBP, Description of Plan [Line Items]
Dividend distribution to participants	$ 573